Risk Management - Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 259,482	$ 236,101
% of total	100.00%	100.00%
Government and agency [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 85,357	$ 77,883
% of total	33.00%	33.00%
Utilities [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 47,902	$ 44,426
% of total	18.00%	19.00%
Financial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 35,656	$ 31,929
% of total	15.00%	13.00%
Consumer [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 29,684	$ 25,931
% of total	11.00%	11.00%
Energy [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 20,963	$ 20,196
% of total	8.00%	9.00%
Industrial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 22,070	$ 19,024
% of total	9.00%	8.00%
Other [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 17,850	$ 16,712
% of total	6.00%	7.00%